UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, Principal Executive Officer

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Myriad Dynamic Asset Allocation ETF
MDAA (Principal U.S. Listing Exchange: NYSE Arca, Inc. )
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Myriad Dynamic Asset Allocation ETF for the period of October 2, 2025, to March 31, 2026. You can find additional information about the Fund at https://myriadetf.com/fund. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Myriad Dynamic Asset Allocation ETF	$47	0.95%
*	Amount shown reflects the expenses of the Fund from commencement date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$380,770,276
Number of Holdings	63
Portfolio Turnover	56%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(% of net assets)
iShares Core MSCI Emerging Markets ETF	20.9%
iShares MSCI Emerging Markets ex China ETF	15.4%
iShares Gold Trust Micro	9.5%
NVIDIA Corp.	4.6%
Alphabet, Inc.	3.6%
Microsoft Corp.	2.9%
Amazon.com, Inc.	2.7%
First American Government Obligations Fund	2.2%
Freeport-McMoRan, Inc.	2.0%
JPMorgan Chase & Co.	1.5%

Security Type	(% of net assets)
Common Stocks	48.1%
Exchange Traded Funds	45.8%
Money Market Funds	2.2%
Purchased Option Contracts	1.1%
Written Option Contracts	-0.1%
Futures Contracts	-0.6%
Cash & Other	3.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://myriadetf.com/fund.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Myriad Asset Management Advisors LLC documents not be householded, please contact Myriad Asset Management Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Myriad Asset Management Advisors LLC or your financial intermediary.
Myriad Dynamic Asset Allocation ETF	PAGE 1	TSR-SAR-81752T395

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

MYRIAD DYNAMIC ASSET ALLOCATION ETF
TICKER SYMBOL – MDAA
Semi-Annual Financial Statements and Additional Information
March 31, 2026

Myriad Dynamic Asset Allocation ETF
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 48.1%
Application Software - 2.9%
Microsoft Corp.	30,011	$11,109,172
Building - Residential & Commercial - 1.2%
DR Horton, Inc.	12,294	1,686,983
Lennar Corp. - Class A	14,786	1,284,016
PulteGroup, Inc.	15,253	1,793,905
		4,764,904
Building Production - Cement & Aggregates - 1.7%
Martin Marietta Materials, Inc.	5,440	3,202,419
Vulcan Materials Co.	11,384	3,099,863
		6,302,282
Commercial Banks - 1.6%
Banco Bilbao Vizcaya Argentaria SA - ADR	67,003	1,451,285
Citizens Financial Group, Inc.	14,387	862,788
M&T Bank Corp.	4,120	851,687
Standard Chartered PLC - ADR	37,730	1,585,037
Truist Financial Corp.	27,141	1,247,672
		5,998,469
Diversified Banking Institutions - 7.0%
Banco Santander SA - ADR	179,100	2,020,248
Bank of America Corp.	69,600	3,393,000
Citigroup, Inc.	29,922	3,393,454
Goldman Sachs Group, Inc.	4,413	3,733,354
HSBC Holdings PLC - ADR	41,198	3,398,423
JPMorgan Chase & Co.	19,123	5,625,222
Morgan Stanley	24,277	3,995,266
UniCredit SpA - ADR	34,109	1,229,970
		26,788,937
Diversified Minerals - 1.7%
BHP Group Ltd. - ADR	72,587	5,279,978
MP Materials Corp.(a)	24,473	1,181,067
		6,461,045
E-Commerce and Products - 2.7%
Amazon.com, Inc.(a)	48,674	10,137,334
Electronic Components - Semiconductors - 7.4%
Advanced Micro Devices, Inc.(a)	8,867	1,803,814
Broadcom, Inc.	17,721	5,484,827
Micron Technology, Inc.	9,597	3,242,250
NVIDIA Corp.	100,752	17,571,149
		28,102,040
Gold Mining - 1.2%
Zijin Mining Group Co. Ltd. - ADR	50,804	4,620,624
Internet Content and Entertainment - 1.3%
Meta Platforms, Inc. - Class A	8,648	4,947,780

	Shares	Value
Machinery - Construction & Mining - 1.1%
Caterpillar, Inc.	5,978	$4,235,174
Machinery - Electric Utilities - 1.5%
Siemens Energy AG - ADR	32,955	5,560,168
Machinery - Farm - 0.5%
Deere & Co.	3,425	1,929,303
Metal - Aluminum - 0.5%
Alcoa Corp.	29,600	1,963,368
Metal - Copper - 2.0%
Freeport-McMoRan, Inc.	128,297	7,541,298
Metal - Diversified - 1.4%
Glencore PLC - ADR	144,335	2,191,005
Teck Resources Ltd. - Class B	64,726	3,349,571
		5,540,576
Metal - Iron - 0.8%
Vale SA - ADR	185,583	2,952,626
Non-Ferrous Metals - 0.4%
Cameco Corp.	13,764	1,494,908
Platinum - 0.8%
Anglo American PLC - ADR	143,192	3,095,811
Power Conversion and Supply Equipment - 0.9%
Eaton Corp. PLC	9,611	3,437,566
Semiconductor Components - Integrated Circuits - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	13,314	4,499,466
Semiconductor Equipment - 2.1%
ASML Holding	3,957	5,226,524
Lam Research Corp.	12,832	2,741,685
		7,968,209
Super-Regional Banks - 1.9%
Fifth Third Bancorp	20,563	955,357
Huntington Bancshares, Inc.	50,867	796,069
PNC Financial Services Group, Inc.	8,514	1,771,678
US Bancorp	33,945	1,765,479
Wells Fargo & Co.	26,905	2,141,907
		7,430,490
Transport - Rail - 0.7%
CSX Corp.	21,448	880,440
Union Pacific Corp.	6,880	1,669,226
		2,549,666

The accompanying notes are an integral part of these financial statements.

1

Myriad Dynamic Asset Allocation ETF
Schedule of Investments
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Web Portals and Internet Service Providers - 3.6%
Alphabet, Inc. - Class A	47,450	$13,644,722
TOTAL COMMON STOCKS (Cost $183,773,497)		183,075,938
EXCHANGE TRADED FUNDS - 45.8%
iShares Core MSCI Emerging Markets ETF	1,141,003	79,584,959
iShares Gold Trust Micro(a)	777,371	36,303,226
iShares MSCI Emerging Markets ex China ETF	744,373	58,552,380
TOTAL EXCHANGE TRADED FUNDS
(Cost $167,652,182)		174,440,565

	Notional Amount	Contracts
PURCHASED OPTIONS(a) - 1.1%
Call Options - 0.2%
Crude Oil ETF, Expiration: 05/26/2026; Exercise Price: $120.00(b)(c)	13,463,800	140	943,600
Put Options - 0.9%
S&P Emini 3rd Wk ETF, Expiration: 04/17/2026; Exercise Price: $6,500.00(b)	216,834,750	660	3,283,500
TOTAL PURCHASED OPTIONS (Cost $4,558,584)			4,227,100

	Shares
SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
First American Government Obligations Fund - Class X, 3.58%(d)	8,560,270	8,560,270
TOTAL SHORT-TERM INVESTMENTS (Cost $8,560,270)		8,560,270
TOTAL INVESTMENTS - 97.2% (Cost $364,544,533)		$370,303,873
Other Assets in Excess of Liabilities - 2.8%		10,466,403
TOTAL NET ASSETS - 100.0%		$380,770,276

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
ETF - Exchange Traded Fund
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

2

Myriad Dynamic Asset Allocation ETF
Schedule of Written Options
March 31, 2026 (Unaudited)

	Notional Amount	Contracts(b)	Value
WRITTEN OPTIONS(a)
Call Options
Crude Oil ETF, Expiration: 05/26/2026; Exercise Price: $160.00	$(20,195,700)	(210)	$(562,800)
TOTAL WRITTEN OPTIONS (Premiums received $767,304)			$(562,800)

ETF - Exchange Traded Fund
(a)	Non-income producing security
(b)	100 shares per contract.
Schedule of Open Futures Contracts
March 31, 2026 (Unaudited)

	Contracts Purchased	Expiration Date	Notional Amount	Net Value/Unrealized Appreciation (Depreciation)
LONG FUTURES CONTRACTS(a)
100 Ounce Gold Futures	12	06/26/2026	$5,614,320	$153,149
3-Month Secured Overnight Financing Rate	6,760	03/14/2028	1,632,455,500	(1,983,650)
AUD/USD Cross Currency Rate	524	06/15/2026	36,064,300	(717,390)
Brazilian Real/US Dollar Cross Currency Rate	1,313	04/30/2026	25,130,820	364,200
Mexican Peso/US Dollar Cross Currency Rate	502	06/15/2026	13,895,360	(79,125)
MSCI Emerging Markets Index	110	06/19/2026	8,000,300	38,948
TOTAL LONG FUTURES CONTRACTS				$(2,223,868)

(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

3

Myriad Dynamic Asset Allocation ETF
Statement of Assets and Liabilities
March 31, 2026 (Unaudited)
ASSETS:
Investments, at value	$370,303,873
Deposit at broker for futures and written option contracts	9,230,453
Variation margin receivable	2,320,076
Receivable for investments sold	767,304
Dividends receivable	226,241
Broker interest receivable	35,713
Dividend tax reclaims receivable	4,840
Total assets	382,888,500
LIABILITIES:
Written option contracts, at value	562,800
Payable for investments purchased	1,239,548
Payable to Adviser	315,275
Broker Interest payable	601
Total liabilities	2,118,224
NET ASSETS	$ 380,770,276
Net Assets Consists of:
Paid-in capital	$383,167,277
Total accumulated losses	(2,397,001)
Total net assets	$ 380,770,276
Net assets	$380,770,276
Shares issued and outstanding(a)	3,835,000
Net asset value per share	$99.29
Cost:
Investments, at cost	$364,544,533
PROCEEDS:
Written options premiums received	$767,304

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

Myriad Dynamic Asset Allocation ETF
Statement of Operations
For the Period Ended March 31, 2026(a) (Unaudited)
INVESTMENT INCOME:
Dividend income	$2,340,298
Less: dividend withholding taxes	(16,916)
Interest income	318,253
Broker interest income	223,498
Total investment income	2,865,133
EXPENSES:
Investment advisory fee (See Note 3)	1,776,964
Broker interest expense	8,352
Total expenses	1,785,316
NET INVESTMENT INCOME	1,079,817
REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(17,721,414)
In-kind redemptions	7,258,005
Futures contracts	4,991,037
Net realized loss	(5,472,372)
Net change in unrealized appreciation (depreciation) on:
Investments	5,759,340
Written option contracts	204,504
Future contracts	(2,223,868)
Net change in unrealized appreciation (depreciation)	3,739,976
Net realized and change in unrealized loss	(1,732,396)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(652,579)
(a)	Commencement date of the Fund was October 2, 2025.
The accompanying notes are an integral part of these financial statements.

5

MYRIAD DYNAMIC ASSET ALLOCATION ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended March 31, 2026(a) (Unaudited)
OPERATIONS:
Net investment income	$1,079,817
Net realized loss	(5,472,372)
Net change in unrealized appreciation (depreciation)	3,739,976
Net decrease in net assets resulting from operations	(652,579)
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings (See Note 4)	(1,744,422)
Total distributions to shareholders	(1,744,422)
CAPITAL TRANSACTIONS:
Shares sold	426,253,995
Shares redeemed	(43,086,718)
Net increase in net assets from capital transactions(b)	383,167,277
NET INCREASE IN NET ASSETS	380,770,276
NET ASSETS:
Beginning of the period	—
End of the period	$380,770,276

(a)	Commencement date of the Fund was October 2, 2025.
(b)	A summary of capital share transactions is as follows:

SHARES TRANSACTIONS
Shares sold	4,232,500
Shares redeemed	(397,500)
Total increase in shares outstanding	3,835,000

The accompanying notes are an integral part of these financial statements.

6

MYRIAD DYNAMIC ASSET ALLOCATION ETF
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout the period.

For the Period Inception(a) through March 31, 2026 (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$100.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.29
Net realized and unrealized loss on investments	(0.54)
Total from investment operations	(0.25)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)
Total distributions	(0.46)
Net asset value, end of period	$99.29
TOTAL RETURN, at NAV(c)	−0.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$380,770
Ratio of expenses to average net assets(d)(e)	0.95%
Ratio of broker interest expense to average net assets(d)(e)	0.00%(f)
Ratio of net investment income to average net assets(d)(e)	0.58%
Portfolio turnover rate(c)(g)	56%

(a)	Commencement date of the Fund was October 2, 2025.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(f)	Amount represents less than 0.005%.
(g)
Portfolio turnover rate excludes in-kind transactions. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, written option contracts, futures contracts, and in-kind transactions associated with the creation units and redemptions). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

7

MYRIAD DYNAMIC ASSET ALLOCATION ETF
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Myriad Dynamic Asset Allocation ETF (the “Fund”) is an actively managed, exchange-traded fund (“ETF”) that seeks to achieve its investment objective of outperforming the Bloomberg World EQ:FI 60:40 Index (a benchmark of 60% equities and 40% fixed income) over the long term, with a secondary objective of capital preservation. The Fund’s flexible asset allocation strategy will be composed primarily of three different, and at times, complementary strategies: equity strategies, fixed income strategies, and foreign exchange strategies.
The Fund commenced operations on October 2, 2025. The Fund’s investment adviser, Myriad Asset Management Advisors LLC (the “Adviser”), is responsible for providing management oversight, investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing, and operations services to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust. Organizational and offering costs that were incurred to establish the Fund to enable it to legally do business were paid for by the Adviser. These payments are not recoupable by the Adviser.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Fixed income securities, including short-term debt instruments, having a maturity less than 60 days, are valued at the evaluated mean price between the bid and asked prices in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of a price from a Pricing Service, Fair Value will be determined. These securities are categorized in Level 2 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

8

MYRIAD DYNAMIC ASSET ALLOCATION ETF
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset value (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.
Listed derivatives, including futures, options, rights, and warrants that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. To the extent the options are valued at the mean of the bid and ask prices, the options are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the year and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value the Fund’s securities by Level within the fair value hierarchy as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$183,075,938	$—	$—	$183,075,938
Exchange Traded Funds	174,440,565	—	—	174,440,565
Purchased Option Contracts	4,227,100	—	—	4,227,100
Money Market Funds	8,560,270	—	—	8,560,270
Total Investments	$370,303,873	$—	$—	$370,303,873

9

MYRIAD DYNAMIC ASSET ALLOCATION ETF
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Written Option Contracts	$(562,800)	$—	$—	$(562,800)
Futures Contracts*	(2,223,868)	—	—	(2,223,868)
Total Other Financial Instruments	$(2,786,668)	$—	$—	$(2,786,668)

*	The fair value of the Fund’s investment in open futures contracts represents the unrealized appreciation (depreciation) as of March 31, 2026.
For the period ended March 31, 2026, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund’s Schedule of Investments, Schedule of Written Options, and Schedule of Open Futures Contracts for further information on the classification of investments.
B.
Transactions with Brokers – Cash deposits for the Fund’s futures and written option contracts are monitored daily by the Adviser and counterparty and are presented as “deposit at broker for futures and written option contracts” on the Statements of Assets and Liabilities. These transactions may involve market risk in excess of the assets or liabilities reflected on the Statements of Assets and Liabilities.

C.
Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months and money market funds to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Any temporary cash overdrafts by the Fund are reported as a payable to the custodian.

D.
Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year- end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
E.
Forward Currency Contracts – The Fund may utilize forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund holds forward currency exchange contracts it obligates the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized

10

MYRIAD DYNAMIC ASSET ALLOCATION ETF
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract.
The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the net amount receivable or payable reflected on the Statement of Assets and Liabilities.
F.
Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing their investment objectives. The Adviser may write put and call options in an effort to (i) generate additional income and reduce volatility in the portfolio, (ii) remove or add securities from the portfolio (i.e., convertible securities), (iii) facilitate total return opportunities, and (iv) hedge against market risks or other risks in the Fund’s portfolio. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amount receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 O. for further derivative disclosures, and Note 2 M. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.
G.
Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may purchases put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities Investments at value as an investment and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 A. for a pricing description. Refer to Note 2 O. for further derivative disclosures, and Note 2 M. for further counterparty risk disclosure.

H.
Flex Options – The Fund may write CBOE Flexible Exchange Options (“FLEX Options”), which are customized index options contracts made available by the Chicago Board Options Exchange (“CBOE”). FLEX options allow the Fund to customize contract terms to more closely match the requirements of the investment strategy, versus what could be obtained by sing standardized exchange-traded options. FLEX Options minimize counterparty credit risk, as the Options Clearing Corporation (the “OCC”, or the “Clearinghouse”) is the issuer and guarantor of all FLEX Options Contracts. The FLEX Options utilized by the Fund generally have a term of up to one year and are based on the returns of an index or an ETF that tracks the performance of an index. As with more traditional options, FLEX Options are derivative instruments that allow for the use of economic leverage without incurring risk beyond the amount of premium and related fees paid for the FLEX Option. FLEX Options are cash-settled instruments. Upon the expiration of a FLEX Option, the Fund receives a cash payment from the Clearinghouse, which is based on the difference in the value of the index and the predetermined strike price. FLEX Options may also be sold prior to their expiration date, through open-outcry trading on the trading floor of the CBOE.

11

MYRIAD DYNAMIC ASSET ALLOCATION ETF
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
I.
Futures Contracts and Options on Futures Contracts – The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index and fixed income futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of futures contracts include adverse changes in the value of such instruments.

The Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. Refer to Note 2 A. for a pricing description. Refer to Note 2 O. for further derivative disclosures, and Note 2 M. for further counterparty risk disclosure.
J.
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

K.
Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts using the effective interest method.

L.
Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

M.
Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

N.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

O.
Derivatives – The Fund may utilize derivative instruments such as options, futures, forwards and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective

12

MYRIAD DYNAMIC ASSET ALLOCATION ETF
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. Refer to Note 8 for further derivative disclosure.
The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statements of Assets and Liabilities and Statements of Operations. For the period ended March 31, 2026, the Fund’s average derivative volume is described below:

	Average Quantity	Average Notional Amount
Long Futures Contracts	10,604	$1,619,878,764
Purchased Option Contracts	133	38,383,092
Written Option Contracts	35	3,365,950

Statement of Assets and Liabilities
The effect of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2026:

	Statements of Assets and Liabilities Location	Fair Value
		Assets	Liabilities
Purchased Option Contracts:
Equity	Investments, at value	$3,283,500	$—
Commodity	Investments, at value	943,600	—
Total Purchased Option Contracts		$4,227,100	—
Written Option Contracts: Commodity	Written option contracts, at value	—	562,800
Futures Contracts:
Commodity	Variation margin receivable, net	153,149	—
Currency	Variation margin receivable, net	485,257	—
Equity	Variation margin receivable, net	226,050	—
Interest rate	Variation margin receivable, net	1,455,620	—
Total Futures Contracts		2,320,076	—
Total fair values of derivative instruments		$6,547,176	$562,800

Statement of Operations
The effect of derivative instruments on the Statement of Operations for the period ending March 31, 2026:

	Net Realized Gain on Derivatives
Derivatives	Purchased Option Contracts*	Written Option Contracts	Futures Contracts	Total
Equity Contracts	$ —	$ —	$(18,639)	$(18,639)
Commodity Contracts	—	—	20,807	20,807
Currency Contracts	—	—	6,416,671	6,416,671
Interest Rate Contracts	—	—	(1,427,802)	(1,427,802)
Total	$—	$—	$4,991,037	$4,991,037

13

MYRIAD DYNAMIC ASSET ALLOCATION ETF
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives	Purchased Option Contracts**	Written Option Contracts	Futures Contracts	Total
Equity Contracts	$(35,536)	$—	$38,948	$3,412
Commodity Contracts	(295,948)	204,504	153,149	61,705
Currency Contracts	—	—	(432,315)	(432,315)
Interest Rate Contracts	—	—	(1,983,650)	(1,983,650)
Total	$(331,484)	$204,504	$(2,223,868)	$2,350,848

*	The amounts disclosed are included in the realized loss on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.
3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.95%.
The Adviser has retained Vident Advisory, LLC (the “sub-adviser”) to serve as sub-adviser to the Fund. The sub-adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Fees associated with these services are paid to the sub-adviser by the Adviser.
Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the management fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, interest, governmental fees, and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes), any fees and expenses related to the provision of securities lending services, acquired fund fees and expenses, accrued deferred tax liability, non-recurring or extraordinary expenses of the Fund and/or the Independent Trustees, legal or other expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act.
The Advisory Agreement continues in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Board;

14

MYRIAD DYNAMIC ASSET ALLOCATION ETF
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. The Advisor has agreed to pay all expenses of the Fund’s Administrator, transfer agent, fund accountant and custodian in accordance with the Advisory Agreement.
PINE Distributor LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of, and during the period ended March 31, 2026, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.
Distributions to Shareholders – The Fund intends to distribute all net investment income and net realized gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
The tax character of distributions paid for the period ending March 31, 2026 were as follows:

	Ordinary Income	Total
2026	$1,744,422	$1,744,422

5. DISTRIBUTION FEES
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“the Plan”). In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.
6. CAPITAL SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the NYSE Arca, Inc exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 2,500 shares called “Creation Units.” Creation Units are issued and redeemed principally for cash, but may also be issued and redeemed in kind for securities held by or eligible to be held by the Fund. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole

15

MYRIAD DYNAMIC ASSET ALLOCATION ETF
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales (excluding short-term investments), creations in-kind and redemptions in-kind, by the Fund for the period ending March 31, 2026, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S. Government Securities	$—	$—	$—	$—
Other Securities	$592,823,748	$204,664,118	$15,491,295	$41,770,578

8. OFFSETTING ASSETS AND LIABILITIES
The Fund is subject to a Master Netting Arrangement, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangement allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangement also specifies collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Bank of America is the prime broker for the Fund’s exchange traded derivatives. Refer to Note 2 O. for further derivative disclosure.

	Gross Amounts of Recognized Assets/Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received/Pledged
Assets:
Futures Contracts	$2,320,076	$—	$2,320,076	$—	$—	$2,320,076
Liabilities:
Written Option Contracts*	$562,800	$—	$562,800	$—	$—	$562,800
Total	$1,757,276	$—	$1,757,276	$—	$—	$1,757,276

*	Bank of America is the prime broker for all written option contracts held by the Fund as of March 31, 2026.

16

MYRIAD DYNAMIC ASSET ALLOCATION ETF
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
9. ACCOUNTING PRONOUNCEMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser’s Chief Investment Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
10. SUBSEQUENT EVENTS
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined there were no subsequent events to report that would have a material impact on the Fund’s financial statements or notes to the financial statements.

17

Myriad Dynamic Asset Allocation ETF
ADDITIONAL INFORMATION
March 31, 2026 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-800-617-0004.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-617-0004. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended April 30, is available (1) without charge, upon request, by calling 1-800-617-0004, or on the SEC’s website at https://www.sec.gov/.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge on the Fund’s website at https://myriadetf.com/.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Trustee compensation is paid for by the Adviser pursuant to its Investment Advisory Agreement with the Fund. Additional information related to Trustee compensation is available in the Fund’s Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must approve the investment advisory agreement for any new fund of the Trust.
In this regard, at a meeting held on August 27, 2025 (the “Meeting”), the Board, each of whom are Independent Trustees, considered and unanimously approved an advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of its series, the Myriad Dynamic Asset Allocation ETF (the “Fund”) and Myriad Asset Management Advisors LLC (“Myriad”), for an initial two-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in selecting Myriad to serve as the Fund’s investment adviser and approving the Advisory Agreement.
In advance of the Meeting, Myriad provided information to the Board in response to requests submitted to it by the Trust’s administrator, on behalf of the Trustees, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Myriad included materials describing, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by Myriad; (ii) the investment performance of the strategy to be used in managing the Fund; (iii) the Fund’s overall fees and operating expenses, including the proposed unified management fee payable to Myriad, compared with those of a peer group of registered funds; and (iv) potential “fall-out” benefits Myriad may receive based on its relationship with the Fund.

18

Myriad Dynamic Asset Allocation ETF
ADDITIONAL INFORMATION
March 31, 2026 (Unaudited)(Continued)
In considering and approving the Advisory Agreement, the Board considered the information it believed relevant, including, but not limited to, the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Myriad, the Interested Trustee, and management. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.
NATURE, EXTENT AND QUALITY OF SERVICES
The Board received and considered various information regarding the nature, extent and quality of services to be provided to the Fund by Myriad under the Advisory Agreement. This information included, among other things, the qualifications, background, tenure and responsibilities of the portfolio managers who will be primarily responsible for the day-to-day management of the Fund. The Board also noted that Myriad would provide investment advisory services in connection with selecting, monitoring and supervising the Fund’s sub-adviser, and that Myriad had recommended to the Board that Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident”) be appointed as the sub-adviser to the Fund. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by Myriad that were not delegated to or assumed by Vident. The Board considered that Myriad would oversee Vident’s process for monitoring best execution of portfolio trades and other trading operations.
The Board also considered information about Myriad’s plans with respect to the Fund’s investment process and portfolio strategy, the approach to security selection and the overall positioning of the Fund’s portfolio. In particular, the Board considered the Fund’s flexible asset allocation strategy of investing its assets among different markets around the world and across various asset classes. The Board also noted that the Adviser’s strategy will be composed of a combination of equity strategies, fixed income strategies, and foreign exchange strategies. The Board also received and reviewed information about Myriad’s history and organizational structure and about the Fund’s portfolio manager, Mr. Carl Huttenlocher, noting his background and experience. The Board also noted it met with representatives from Myriad, including Mr. Huttenlocher, during a meeting of the Board on July 24-25, 2025.
The Board evaluated the ability of Myriad, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance program and compliance record of Myriad.
The Board considered the special attributes of the Fund as an exchange-traded fund (“ETF”) relative to a traditional mutual fund and the benefits that are expected to be realized from such a structure. The Board also considered the resources committed by Myriad to support the on-going operations of the Fund.
INVESTMENT PERFORMANCE
The Board reviewed Myriad’s process for identifying and selecting investments for inclusion in the Fund’s portfolio. The Board acknowledged that the Fund is newly formed and has no actual investment performance record. The Board reviewed hypothetical investment performance information for the Fund’s proposed investment strategy, as prepared by Myriad. The Board then reviewed the performance of a blended global index of 60% Bloomberg World Equity Index plus 40% Bloomberg Global Aggregate Fixed Income Index, the proposed primary benchmark index for the Fund, for the one-year, three-year, five-year and ten-year periods ended December 31, 2024. The Board then noted that it would have the opportunity to review the Fund’s actual performance on an on-going basis after its launch and in connection with future reviews of the Advisory Agreement.
FUND EXPENSES AND INVESTMENT MANAGEMENT FEE RATE
The Board received and considered information regarding the Fund’s proposed management fee and anticipated total operating expense ratio.
The Board considered the Fund’s anticipated net expense ratio in comparison to the average and median ratios of funds in an expense group (the “Expense Group”) that was derived from information provided by Morningstar, Inc., an independent provider of investment company data, based on screening criteria applied by the Trust’s administrator in

19

Myriad Dynamic Asset Allocation ETF
ADDITIONAL INFORMATION
March 31, 2026 (Unaudited)(Continued)
consultation with Myriad. The Board received a description of the methodology and screening criteria used by the Trust’s administrator to select the registered funds and share classes in the Expense Group. The Board considered the inherent limitations of comparisons to the Expense Group in light of uncertainty as to how the fees of other funds in the Expense Group are set and potentially material differences between the Fund and such other funds. The Board also reviewed the Fund’s anticipated net expense ratio in comparison to the expense ratios of a peer group of funds selected by Myriad. The Board noted it would be able to reevaluate fees in the future in the context of future contract renewals.
The Board reviewed and considered the contractual investment management fee rate that would be payable by the Fund to Myriad for investment advisory services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of other funds in the Expense Group. The Board noted the Management Fee Rate of the Fund is higher than the Expense Group’s average and median rates, but the Board noted that the overall expense structure of the Fund is competitive in the context of other factors considered by the Board. In this regard, the Board was informed that the funds in the Expense Group may vary widely in their complexity. The Board also took into consideration the Fund’s “unified fee” structure, under which Myriad would, in addition to providing investment management services, bear the costs of various third-party services necessary for the Fund to operate. The Board considered that, other than the management fee, Myriad would pay all operating expenses of the Fund, except for certain costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan.
The Board then noted that Myriad does not manage any accounts with the same or similar strategies as proposed for the Fund. Based on its consideration of the factors and information it deemed relevant, including those described above, the Board determined that the Management Fee Rate is reasonable in light of the services to be covered by the Advisory Agreement.
PROFITABILITY
The Board acknowledged that there is no actual information about Myriad’s profitability earned from the Fund but considered information about Myriad’s projected profitability based on a set of assumptions described to the Board. The Board noted that it would have an opportunity to review information about actual profitability earned from the Fund in the context of future contract renewals.
ECONOMIES OF SCALE
With respect to possible economies of scale, the Board considered that the Fund had not yet commenced operations and that Myriad did not present the Board with information regarding the extent to which economies of scale are expected to be realized as the assets of the Fund grow. The Board noted that the amount and structure of the Fund’s unified fee contemplates a sharing of economies of scale with Fund shareholders. The Board also considered that any reduction in fixed costs associated with the management of the Fund would benefit Myriad due to the unified fee structure of the Fund, but that the unified fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board noted that it would have an opportunity to consider economies of scale in the context of future contract renewals.
OTHER BENEFITS TO MYRIAD
The Board received and considered information regarding potential “fall-out” or ancillary benefits to Myriad, as a result of its relationship with the Fund. Ancillary benefits could include, among others, benefits attributable to research credits generated by Fund portfolio transactions.
CONCLUSION
After considering the above-described factors and based on its deliberations and its evaluation of the information described above, among other information and factors deemed relevant by the Board, the Board unanimously approved the Advisory Agreement for an initial two-year term.

20

Myriad Dynamic Asset Allocation ETF
ADDITIONAL INFORMATION
March 31, 2026 (Unaudited)(Continued)
Board Consideration of Investment Sub-Advisory Agreement
Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must approve the investment advisory agreement for any new fund of the Trust.
In this regard, at a meeting held on August 27, 2025 (the “Meeting”), the Board, each of whom are Independent Trustees, considered and unanimously approved an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Myriad Asset Management Advisors LLC (“Myriad”) and Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident”), with respect to the Myriad Dynamic Asset Allocation ETF (the “Fund”) for an initial two-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in selecting Vident to serve as the Fund’s sub-adviser and approving the Sub-Advisory Agreement.
In advance of the Meeting, Vident provided information to the Board in response to requests submitted to it by the Trust’s administrator, on behalf of the Trustees, to facilitate the Board’s evaluation of the terms of the Sub-Advisory Agreement. The information furnished by Vident included materials describing, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by Vident; (ii) the proposed sub-advisory fee payable to Vident by Myriad; and (iii) potential “fall-out” benefits Vident may receive based on its relationship with the Fund.
In considering and approving the Sub-Advisory Agreement, the Board considered the information it believed relevant, including, but not limited to, the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
The Independent Trustees were assisted in their evaluation of the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Vident, the Interested Trustee, and management. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.
NATURE, EXTENT AND QUALITY OF SERVICES
The Trustees considered the nature, extent and quality of services to be provided by Vident to the Fund. The Trustees considered Vident’s specific responsibilities with respect to the Fund, noting that Vident would be responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing of the Fund, subject to the supervision of the Adviser. The Board considered Vident’s trade execution capabilities and experience. The Trustees concluded that Vident had sufficient quality and depth of personnel, resources, trading methods and compliance policies and procedures essential to performing its duties under the Vident Sub-Advisory Agreement and that the nature, overall quality and extent of the services to be provided to the Myriad Dynamic Asset Allocation ETF were satisfactory and reliable.
INVESTMENT PERFORMANCE
In assessing the portfolio management services to be provided by Vident, the Board considered that Vident would not be responsible for making specific investment decisions for the Fund but would instead be responsible for trading portfolio securities for the Fund. The Trustees concluded that the Fund and its shareholders were likely to benefit from Vident’s responsibilities under the Vident Sub-Advisory Agreement.
FUND EXPENSES, SUB-ADVISORY FEE RATE AND PROFITABILITY OF THE SUB-ADVISER
The Trustees reviewed and considered the sub-advisory fees payable by Myriad to Vident under the Vident Sub-Advisory Agreement. The Trustees considered that, since Vident’s sub-advisory fees would be paid by Myriad, the management fee paid by the Fund would not be directly affected by Vident’s sub-advisory fee. The Board also considered statements from Myriad and Vident that Vident’s fees were negotiated at arm’s length. Consequently, the Trustees concluded that the costs of services to be provided by Vident and its profitability from its relationship with the Fund were less relevant factors with respect to the Board’s consideration of the Sub-Advisory Agreement. Based on all these factors, the Trustees concluded that the sub-advisory fees to be paid to Vident by Myriad were reasonable in light of the services to be provided under the Vident Sub-Advisory Agreement.

21

Myriad Dynamic Asset Allocation ETF
ADDITIONAL INFORMATION
March 31, 2026 (Unaudited)(Continued)
ECONOMIES OF SCALE
Since the sub-advisory fees payable to Vident would not be paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
OTHER BENEFITS TO VIDENT
The Trustees considered the direct and indirect benefits that could be received by Vident from its association with the Fund. The Trustees concluded that the benefits that Vident may receive appear to be reasonable, and in many cases benefit the Fund.
CONCLUSION
After considering the above-described factors and based on its deliberations and its evaluation of the information described above, among other information and factors deemed relevant by the Board, the Board unanimously approved the Vident Sub-Advisory Agreement for an initial two-year term.

22

INVESTMENT ADVISER
Myriad Asset Management Advisors LLC
525 Okeechobee Blvd., Suite 1140
West Palm Beach, Florida 33401
SUB-ADVISER
Vident Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009
DISTRIBUTOR
PINE Distributors LLC
501 S. Cherry Street, Suite 610
Denver, CO 80246
CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115
LEGAL COUNSEL
Thompson Hine, LLP
41 South High Street, FL17
Columbus, OH 43215

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in nor disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Trustee compensation is paid by the Investment Adviser pursuant to its Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for Semi-Annual Reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)*	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	6/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	6/2/2026

By (Signature and Title)*	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer

Date	6/2/2026